Basis Of Financial Statements And Summary Of Significant Accounting Policies (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 D M	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011
Basis of financial statements:
Increase (decrease) in net income (loss) from the effect of recording intervening events for the three-months period ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal year ended on or after December 31	¥ (1,560,000,000)	¥ 13,870,000,000	¥ 3,900,000,000
Summary of significant accounting policies:
Maximum original maturity days of transactions classify as cash and cash equivalent	90
Minimum percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses	10.00%
Minimum months contractually past due of loans within Commercial segment before being placed on nonaccrual status	1
Minimum months contractually past due of loans within the Card and UNBC segments before being placed on nonaccrual status	3
Minimum months contractually past due of loans within the Residential segment before being placed on nonaccrual status	6
Changes in accounting estimates:
Effect from changes in accounting estimate of the allowance for repayment of excess interest to income (loss) before income tax expense		61,000,000,000
Effect from changes in accounting estimated of the allowance for repayment of excess interest to net income (loss) attributable to Mitsubishi UFJ Financial Group		49,000,000,000
Decrease in both basic and diluted earnings per share resulted from change in accounting estimate of allowance for repayment of excess interest		¥ 3.45
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization				42,224,000,000
Recognition And Presentation Of Other-Than-Temporary Impairments [Member]
Accounting changes:
Adoption date of new guidance			Apr. 01, 2009
Accumulated deficit, Cumulative effect of change in accounting principle, Net of tax			118,210,000,000
Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member]
Accounting changes:
Net increase in consolidated assets		237,008,000,000
Net increase in consolidated liabilities		214,887,000,000
Net increase in consolidated shareholders' equity attributable to noncontrolling interest		19,551,000,000
Cumulative effect on retained earnings		1,408,000,000
Adoption date of new guidance		Apr. 01, 2010
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings	¥ 135,000,000
Adoption date of new guidance	Apr. 01, 2011